Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand	$ 36	$ 13
Cash at banks	74,734	19,024
Total	$ 74,770	$ 19,037	$ 18,227	$ 2,366